Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.416%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,034,641.26

Principal:
Principal Collections	$41,160,355.81
Prepayments in Full	$40,690,697.45
Liquidation Proceeds	$78,463.31
Recoveries	$0.00
Sub Total	$81,929,516.57
Collections	$87,964,157.83

Purchase Amounts:
Purchase Amounts Related to Principal	$294,867.64
Purchase Amounts Related to Interest	$1,033.93
Sub Total	$295,901.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$88,260,059.40

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$88,260,059.40
Servicing Fee	$1,542,822.42	$1,542,822.42	$0.00	$0.00	$86,717,236.98
Interest - Class A-1 Notes	$101,094.90	$101,094.90	$0.00	$0.00	$86,616,142.08
Interest - Class A-2a Notes	$195,000.00	$195,000.00	$0.00	$0.00	$86,421,142.08
Interest - Class A-2b Notes	$91,756.25	$91,756.25	$0.00	$0.00	$86,329,385.83
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$85,761,179.16
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$85,586,602.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,586,602.33
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$85,492,643.33
Second Priority Principal Payment	$35,278,182.02	$35,278,182.02	$0.00	$0.00	$50,214,461.31
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$50,146,595.89
Third Priority Principal Payment	$36,850,000.00	$36,850,000.00	$0.00	$0.00	$13,296,595.89
Interest - Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$13,213,376.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,213,376.31
Regular Principal Payment	$274,482,910.85	$13,213,376.31	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$88,260,059.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$35,278,182.02
Third Priority Principal Payment					$36,850,000.00
Regular Principal Payment					$13,213,376.31
Total					$85,341,558.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$85,341,558.33	$193.96	$101,094.90	$0.23	$85,442,653.23	$194.19
Class A-2a Notes	$0.00	$0.00	$195,000.00	$0.60	$195,000.00	$0.60
Class A-2b Notes	$0.00	$0.00	$91,756.25	$0.35	$91,756.25	$0.35
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$85,341,558.33	$45.41	$1,375,678.65	$0.73	$86,717,236.98	$46.14

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$346,611,092.87	0.7877525	$261,269,534.54	0.5937944
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$265,000,000.00	1.0000000	$265,000,000.00	1.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,785,971,092.87	0.9503081	$1,700,629,534.54	0.9048982

Pool Information
Weighted Average APR	3.752%	3.720%
Weighted Average Remaining Term	54.62	53.74
Number of Receivables Outstanding	82,035	79,480
Pool Balance	$1,851,386,905.54	$1,769,081,639.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,755,932,430.80	$1,676,992,910.85
Pool Factor	0.9536359	0.9112410

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$26,536,224.59
Yield Supplement Overcollateralization Amount	$92,088,728.23
Targeted Overcollateralization Amount	$108,917,962.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,452,104.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		229	$80,882.25
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$80,882.25
Cumulative Net Losses Last Collection Period			$11,994.57
Cumulative Net Losses for all Collection Periods			$92,876.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.05%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.50%	377	$8,871,141.58
61-90 Days Delinquent	0.05%	34	$838,783.43
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.55%	411	$9,709,925.01

Repossession Inventory:
Repossessed in the Current Collection Period		11	$253,408.32
Total Repossessed Inventory		13	$299,928.01

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			0.0076%
Current Collection Period			0.0536%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0012%
Current Collection Period			0.0428%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer